OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT ASSETS [Text Block]

15. OTHER CURRENT AND NON-CURRENT ASSETS

(a) As of December 31, 2017 and 2016, other current assets consist of:

	December 31,	December 31,
	2017	2016
Advances to unrelated-parties (ii)	$2,244,348	$3,572,368
Receivable from sale of the deposit of the land use right (i)	3,323,843	3,117,907
Advances to employees	53,025	105,081
Subsidy income receivable(VAT)	147,632	-
Receivable from sale of stock (Note 7(b) )	-	144,015
Installation contract deposits (iii)	8,776	16,477
Other current assets	77,168	203,955
	$5,854,792	$7,159,803

(i)

The Company planned to purchase land use rights in Dongguan City for expansion of operations in manufacturing and office building in 2010. Under the terms of the purchase agreement with Dongguan Fenggang Municipal Government (the “Local Government”), IST paid approximately $14.0 million (RMB90.8 million) in total with the Local Government as security deposit for purchase of land use rights, which was refundable, if the Company was to terminate the agreement. In September 2016, the Company terminated the purchase agreement because of the shift of the Company’s business strategy and transformation of the Company’s business. The Company sold deposit receivable of approximately $13.0 million (RMB90.2 million) without recourse to an unrelated party, Dongguan Dongyi Industrial Co., Ltd. (“Dongyi”), in a consideration of approximately $10.4 million (RMB72.2 million) with an installment payment plan until December 31, 2019. For the year ended December 31, 2016, the Company received approximately $1.0 million from Dongyi. For the year ended December 31, 2017, the Company received approximately an aggregate of $3.3 million from Dongyi.

The transaction was governed by FASB ASC 860-20, Sales of Financial Assets. The Company recognized and recorded a loss of approximately $2.7 million from the sale in the consolidated statement of operations for the year ended December 31, 2016.

(ii)	The advances to unrelated parties for business development, and are non-interest bearing.

(iii)

Deposits for installation contract are made from time-to-time by the Company to demonstrate the Company’s capabilities in capital and resources in connection with bidding on certain projects. Such amounts are refundable upon completion of the bidding processes.

(b) As of December 31, 2017 and 2016, other non-currents assets consist of:

	December 31,	December 31
	2017	2016
Receivable from sale of the deposit of the land use right (i)	$3,326,319	$6,235,550
Advances to unrelated third-parties (ii)	-	2,031,466
	$3,326,319	$8,267,016